LONG-TERM DEBT (Details) (Credit Facility [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 500	$ 500
Maturity date	2013
Margin added to LIBOR, lower range (in hundredths)	0.70%
Margin added to LIBOR, upper range (in hundredths)	1.20%
Commitment fee percentage of the applicable margin on undrawn amounts (in hundredths)	30.00%
Commitment fees paid	0.8	0.9
Undrawn amount	270	425
Financial Covenant: Book equity required	150
Accrued interest and commitment fee	$ 0.2